ACQUISITION OF COLUMBIA (Details) $ / shares in Units, shares in Millions, CAD in Millions, $ in Millions			3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016 CAD mi km Bcf	Jul. 01, 2016 USD ($)	Jun. 30, 2017 CAD	Jun. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jul. 01, 2016 USD ($) mi km $ / shares Bcf	Jun. 30, 2016 $ / shares shares	Apr. 30, 2016 CAD shares	Apr. 01, 2016 shares	Dec. 31, 2015 CAD
Business Acquisition [Line Items]
Common stock, value, subscriptions													CAD 4,400
Subscription receipt (in shares) | shares													96.6
Columbia adjustment (Note 5)							CAD 71
Goodwill						CAD 13,958	13,084	CAD 13,958							CAD 4,812
Columbian Pipeline
Business Acquisition [Line Items]
Percentage of interests acquired	100.00%										100.00%
Purchase price | $		$ 10,300
Share price (in usd per share) | $ / shares											$ 25.5
Common stock, value, subscriptions	CAD 4,400
Subscription receipt (in shares) | shares														96.6
Investments of regulated natural gas pipelines (in kilometers) | km	24,500										24,500
Investments of regulated natural gas pipelines (in miles) | mi	15,200										15,200
Investments of regulated natural gas storage facilities (in billion cubic feet) | Bcf	285										285
Decrease in deferred income tax liabilities			CAD 45	$ 35
Columbia adjustment (Note 5)			71	55
Goodwill	CAD 10,078								$ 7,802	$ 7,747	$ 7,747
Estimated increase (decrease) in fair value of acquired liabilities, long-term debt			300		$ 231		CAD 242	293
Common unit, outstanding (in shares) | shares												53.8
Share price (in USD per share) | $ / shares												$ 15
Acquisition costs						36		CAD 36
Pro revenue of acquiree since acquisition date						929
Pro forma information, earnings of acquiree since acquisition date						CAD 132
Columbian Pipeline | U.S. federal
Business Acquisition [Line Items]
Effective income tax rate percent							39.00%
Columbian Pipeline | Pension Benefit Plans
Business Acquisition [Line Items]
Increase in fair value of regulatory assets	15	12
Increase in fair value of other long-term liabilities	5	4
Decrease in fair value of intangibles and other assets	14	11
Decrease in fair value of regulatory liabilities	2	2
Columbian Pipeline | Mining Properties and Mineral Rights
Business Acquisition [Line Items]
Increase (decrease) in fair value of property, plant, and equipment	241	185	CAD (116)	$ (90)
Columbian Pipeline | Natural Gas
Business Acquisition [Line Items]
Increase (decrease) in fair value of property, plant, and equipment	CAD 840	646
Columbian Pipeline | Bridge Facility
Business Acquisition [Line Items]
Proceeds from lines of credit | $		$ 6,900